Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense [abstract]
Interest expense	$ (730)	$ (642)	$ (633)
Interest expense on lease liabilities	(62)	(57)	(59)
Expense arising from discounting long-term liabilities and capitalized borrowing costs	(63)	(101)	(95)
Total interest expense	$ (855)	$ (800)	$ (787)